Interest Income (Tables)	6 Months Ended
Jun. 30, 2024
Interest Income [Abstract]
Schedule of Interest Income
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Interest on shareholder loans	-	2,903	-	6,841
Interest on treasury deposits	904,429	136,703	1,361,638	262,959
	904,429	139,606	1,361,638	269,800